Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Financial instruments
a.
Financial instruments

i.
Recognition and initial measurement

Trade account receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Company becomes party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at Fair Value Through Profit or Loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price. A commercial debtor without a significant financing component is initially measured at the transaction price.

ii.
Classification and subsequent measurement financial assets and liabilities.

Financial assets

All regular way purchases or regular incomes of financial assets are recognized and derecognized on a trade date basis. Purchases or income from regular services are purchases or income from services of financial assets that require the delivery of assets within the period established by regulation or common market practices. All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Financial asset that meets the following conditions is subsequently measured at amortized cost:

•
the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•
the contractual terms of the financial asset give rise to specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at Fair Value Trough Other Comprehensive Income (FVTOCI):

•
the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•
Its contractual terms give rise to specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss. This election is made individually on the initial recognition date.

–
Financial assets – Business model assessment

The Company makes an assessment of the objective of the business model in which a financial asset a level of trade account receivables because this best reflects the way the business is managed and information is provided to management.

Repurchase of the Company’s common stock is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss at the purchase, sale, issue or cancellation of the Company’s own equity instruments.

–
Offsetting

Even when the Company has the legally enforceable right, in certain cases, for a compensation of financial assets and liabilities, as of the date of this consolidated financial statements, the Company does not have the intention of compensating a liability with an asset, nor expect in the short term to require it. Therefore, deposits received in guarantee are presented separately from accounts receivable.

Cash and cash equivalents
b.
Cash and cash equivalents – Cash and cash equivalents consist mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses with immediate availability as well as cash equivalents designates for expenditure, held in trust (see Note 5). Cash is stated at nominal value and cash equivalents are valued at fair value that does not exceed their market value; the yields, which are recognized as interest income as it accrues.

Machinery, equipment and improvements on leased assets
c.
Machinery, equipment and improvements on leased assets
–
Recognition and measurement – Machinery, equipment and improvements to leased assets are recognized at acquisition cost less accumulated depreciation and any accumulated impairment losses. The acquisition cost includes expenses directly attributable to the acquisition of the asset.

When significant parts of an asset of machinery, equipment and improvements to leased assets have different useful lives, they are accounted for separately as a component of the asset.

Gains and losses from sales or retirements of machinery, equipment and improvements to leased assets are determined comparing the proceeds from the sale or retirement against the book value of machinery, equipment and improvements to leased assets and are recognized net in other income in the consolidated statement of profit and loss and other comprehensive income.

–
Subsequent costs – The cost to replace a part or item of machinery, equipment and improvements to leased assets are recognized in the value of the asset when it is probable that future economic benefits associated with that part will flow to the Company and its cost can be measured reliably. The net value of the replaced item is derecognized at its net book value. Minor maintenance costs are recognized in the consolidated statement of profit and loss and other comprehensive income.

–
Depreciation – Depreciation is calculated over the depreciable amount, which is the cost of an asset, or other substitute value of that cost based on the straight-line method, this is the value that reflects more certainty the expected pattern of consumption of future economic benefits implicit in the asset. The Company does not determine residual values for machinery, equipment, improvements to leased assets as they are not considered to be material.

–
Depreciation of machinery and equipment is recognized in the consolidated statement of profit and loss and other comprehensive income and is calculated under the straight-line method based on the useful lives of the related assets. Also, improvements to leased assets are amortized using the straight-line method based on the remaining useful life of the improvements or the lease term, whichever is shorter. The estimated useful life and the depreciation method are reviewed at the end of each year, and the effect of any changes in the recorded estimate is recognized on a prospective basis.

Lands are not depreciated.

The estimated useful lives for the current period and comparative period are as follows:

	Useful life (years)	Annual depreciation rate
Machinery and equipment	10	10%
Office furniture and equipment	10	10%
Computer equipment	3.3 – 4	25% - 30%
Transportation equipment	4 – 5	20% - 25%
Communication equipment	3.3 – 4 – 10	10% - 25% - 30%
Improvements on leased assets	10	10%

Intangible assets
d.
Intangible assets

– Improvements to concession assets – Improvements to concession assets are accounted for as improvements that are made pursuant to the MDP and improvements carried out by the daily operation of the Company’s airports. All infrastructure investments made by the airports will be returned to the Mexican government or the government of Jamaica as applicable at the end of the term of the Concession.

Under the Company’s concession agreements, through the MDP agreed with each government every five years, the Company is committed to carry out various improvements, upgrades and additions to each of its airports on an annual basis in the case of Mexican airports and every five years in Jamaica. In exchange for investing in those additions and upgrades, each government grants the Company the right to obtain benefits for services provided using those assets. The Company, as the operator of the concession assets, recognizes an intangible asset as it receives a right granted by each government to charge users for the public service associated with the use of its airports. Minor maintenance costs are recognized in the consolidated statement of profit and loss and other comprehensive income as they are incurred.

– Airport concessions – The Company recognized an intangible asset of the Concession granted by the SICT to manage and operate each of the airports in Mexico for 50 years since its acquisition. In regards to MBJA, the Company recognized an intangible asset at the fair value of the concession to operate and develop that airport until 2033 according to the determination of fair values resulting from the acquisition of DCA and MBJA in accordance with IFRS 3 Business Combinations. Likewise, PACKAL recognized an intangible asset for the amount specified in the contract with the AAJ for the right to operate the airport at the time control was assumed and for a period of 25 years.

– Rights to use airport facilities – Rights to use airport facilities in Mexico are recorded based on the acquisition cost of the assets recorded by ASA and transferred to the Company according to the Concession granted, in order to manage, operate and develop them during the Concession term. In MBJA and PACKAL no rights to use airport facilities were identified.

– Other acquired rights – These rights related to payments made by the Company after the date the Mexican concessions were granted, in order to early-terminate certain long-term lease contracts that existed at that time between ASA and third-party leaseholders, these rights are recorded based on their acquisition cost. In MBJA and PACKAL there are no other acquired rights.

– Amortization – After its initial recognition, intangible assets are valued at acquisition cost plus capitalized borrowing costs, less accumulated amortization and accumulated impairment losses. Amortization is recognized in the consolidated statement of comprehensive income under the straight line method applied to the shorter between the estimated period of future economic benefits the intangible assets will generate, and the concession period, from the date they are available for use.

Amortization periods for the current and comparative period are as follows:

	Period (years)	Annual amortization rate
Improvements to concession assets	12.5 – 20	5% - 8%
Airport concessions	18 – 25 – 49	2% - 4% - 5.5%
Rights to use airport facilities	10 – 49	2% - 10%
Other acquired rights	44 – 48	2%

The amortization method and useful lives are reviewed at each year end date and adjusted prospectively if necessary.

Capitalized borrowing costs
e.
Capitalized borrowing costs – Machinery and equipment, as well as improvements to concession assets are measured at historical cost and when they are considered qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until the time such assets are substantially ready for their intended use. Investment income earned on the temporary investment of specific borrowings while they remain used is deducted from the borrowing costs eligible for capitalization.

Impairment of financial and non-financial assets (tangible and intangible)
f.
Impairment of financial and non-financial assets (tangible and intangible)

– Financial assets –

The Company recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost or at FVTOCI, lease receivables, trade receivables and contract assets, as well as on financial guarantee contracts. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Company always recognizes lifetime ECL for trade receivables, contract assets and lease receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

For all other financial instruments, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

– Definition of default

The Company considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:

•
when there is a breach of financial covenants by the debtor; or
•
information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Company, in full (without taking into account any collateral held by the Company).

Irrespective of the above analysis, the Company considers that default has occurred when a financial asset is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

–
Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)
significant financial difficulty of the issuer or the borrower;
(b)
a breach of contract, such as a default or past due event;
(c)
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
(d)
it is becoming increasingly probable that the borrower will enter bankruptcy or other financial reorganization; or
(e)
the disappearance of an active market for that financial asset because of financial difficulties.

– Non-financial assets – Non-financial assets of the Company are assessed at each period end date to determine whether there is any indication of impairment. If there is such an indication of impairment, management estimates the recoverable amount.

The recoverable amount of an asset or cash-generating unit is the higher of the asset´s value in use and fair value less costs of disposal. To determine the asset’s value in use, the estimated future cash flows are discounted to present value using an appropriate discount rate before tax that reflects current market conditions in relation to the time value of money and the risks specific to the asset. For purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating unit or CGU). An impairment loss is recognized immediately in profit and loss.

The individual airports of the Company in Mexico cannot be considered as separate cash-generating units, as the bidding process, in which it decided to sell up to 15% of the shares representing the capital stock of the holding company Shares of the companies that were received for the concession, and made by the Mexican Federal Government that included the package of twelve airports, and therefore the Company is required to operate and maintain all 12 airports independently of the results they generate individually. Considering the above, if there are indicators of impairment that exist, the Company performs an impairment assessment on a consolidated basis with Mexican companies. Moreover, the value of the assets of MBJA and PACKAL are individually valued at the end of each period to determine whether there are indications of impairment to be single separate cash-generating units.

When an impairment loss is reversed in subsequent periods, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimated recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depreciation) had an impairment loss not been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit and loss, unless the relevant asset is recognized on a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

The CGU´s are tested for impairment annually or more frequently when there are indications that the CGU may be impaired. If the recoverable amount of a CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill, if it exists, and is allocated to the CGU and then to the other assets of the CGU pro rata basis and based on the book value of each asset within the CGU. Any impairment loss of goodwill is recognized directly in profit and loss.

Derivative financial instruments and hedge accounting
g.
Derivative financial instruments and hedge accounting – The Company uses derivative financial instruments, specifically interest rate CAPS and SWAPS, to hedge its exposure to the risk of an increase in the interest rate arising primarily from debt instruments.

Derivatives are initially recognized at fair value at the date the derivative contract is entered into and subsequently remeasured at fair value at the end of each reporting period.

The gain or loss is recognized in the consolidated profit or loss statement immediately, unless the derivative is designated as a hedging instrument and is considered to be effective. In which case the gain or loss is recognized in other comprehensive income. The timing of the recognition of the hedging instrument in earnings will depend on the nature of the hedge.

The Company may designate certain instruments as hedges for accounting purposes if at inception of the hedge, it documents the relationship between the hedging instrument and the hedged item, as well as the risk management and management strategy objectives for undertaking various hedging transactions.

Additionally, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting the exposure to changes in fair value or changes in cash flows of the hedged item attributable to the hedged risk, which is when the hedges meet all of the following hedge accounting requirements:

•
there is an economic relationship between the hedging instrument and the hedged item;
•
the effect of credit risk does not dominate the value of the changes that were related to the economic relationship; and
•
the coverage ratio of the hedges is the same as the result of the amount of the hedged item that the Company actually covers and the amount of the hedging instrument that the Company actually uses to cover that amount of the hedged item.

If a hedge fails to meet the coverage effectiveness requirement related to the hedging relationship, but the risk management objective for that designated hedging relationship remains the same, the Company adjusts the hedging relationship (i.e. rebalance coverage) to meet the qualification criteria again.

Cash flow hedges

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the financial instrument of cash flow hedge reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘financial cost’ line item.

Amounts previously recognized in OCI and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are removed from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability. This transfer does not affect other comprehensive income. Furthermore, if the Company expects that some or all of the loss accumulated in the cash flow hedge reserve will not be recovered in the future, that amount is immediately reclassified to profit or loss.

The Company discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing, if applicable). This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognized in other comprehensive income and accumulated in the cash flow hedge reserve at that time remains in equity and is reclassified to profit or loss when the forecast transaction occurs. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in cash flow hedge reserve is reclassified immediately to profit or loss.

Business combinations
h.
Business combinations – Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities assumed by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss and other comprehensive income statement as incurred.

Transaction costs, different from those associated with the issuance of debt or capital, and incurred by the Company in connection with a business combination are expensed as incurred.

Other intangible assets
i.
Other intangible assets – Costs incurred in the development phase, as well as other intangible assets that meet certain requirements and which the Company has determined will have future economic benefits, are capitalized and amortized based on the straight-line method. Expenditures that do not meet such requirements, as well as research costs, are recorded in the results of the period in which they are incurred.

Leases
j.
Leases – The Company has consistently applied the accounting policies to all periods presented in these consolidated financial statements.

The Company recognizes the right-of-use assets and lease liabilities for most leases, that is, these leases are in the consolidated statement of financial position in the short and long term, except for short term leases (12 months or less) and those of low value , for these leases, the Company recognizes rent payments as an operating expense under the straight-line method through the term of the lease, unless another method is more representative of the pattern of time in which the economic benefits from the consumption of the leased assets.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease contract.

Lease payments included in the measurement of the lease liability comprise the following:

•
fixed payments, including in-substance fixed payments;
•
variable lease payments that depend on an index or a rate, initially measured using the index or;
•
amounts expected to be payable under a residual value guarantee;
•
the exercise price under a purchase option that the Company is reasonably certain to exercise, and
•
lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option.

Amortization of right of use asset – After initial recognition, amortization is recognized in the consolidated statements of profit or loss in accordance with the straight-line method applied to the period of the lease contract from the commencement date of the leased asset.

Lease payments are allocated between financial expenses and the reduction of lease obligations in order to achieve a constant interest rate on the remaining balance of the liability. Financial expenses are charged directly to profit or loss for the year within the finance cost line item.

–
As a lessor

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Company is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Company applies the exemption described above, then it classifies the sub-lease as an operating lease.

The Company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term. The initial direct costs incurred in the negotiation and arrangement of the operating lease are added to the book value of the leased asset and recognized under a straight line through the term of the lease.

The outstanding amounts of financial leases are recognized as receivable leases for the amount of the net investment in the leases. Income from financial leases is allocated to accounting periods to reflects a constant periodic rate of return on net insoluble investment with respect to leases.

If an arrangement contains lease and non-lease components, then the Company applies the policy to allocate the consideration in the contract.

Provisions and contingent liabilities
k.
Provisions and contingent liabilities – Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, an account receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Provisions are classified as current or noncurrent based on the period of time estimated to meet the obligations covered.

A contingent liability is a possible obligation that arises from a past event and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain events not wholly within the control of the Company, or a present obligation that arises from a past event but 1) it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation, or 2) the amount of the obligation cannot be measured with sufficient reliability. A contingent liability is not recognized in the consolidated financial statements, but rather is disclosed unless the probability of an outflow of resources embodying economic benefits is remote.

Direct employee benefits
l.
Direct employee benefits – The Company provides its employees in Mexico and abroad with different types of benefits. In Mexico, the liabilities for direct employee benefits are recognized based on the services rendered by employees, considering their most recent salaries. These benefits primarily include statutory employee profit sharing (PTU) payable, compensated absences, vacations and vacation premium and other incentives. The PTU is recorded in the consolidated statement of profit or loss when it is incurred and presented under operating cost.

Employee benefits
m.
Employee benefits – The seniority premium liability is calculated by independent actuaries based on the projected unit credit method using nominal interest rates. The measurements of the defined benefit liability, which includes actuarial gains and losses and the effect of the asset ceiling, are recognized immediately in other comprehensive income. The Company has determined the net interest income for the defined benefit liability net of the period applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability (asset), considering any change in the liability (asset) for net defined benefit during the period as a result of contributions and benefits payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit and loss in the year.

The past service cost is recognized in the profit or loss in the year in which the plan was amended. Interest is calculated using the discount rate at the beginning of the period the balance of the defined benefit obligation. Defined benefit costs are classified as follows:

–
Cost of service (including current service cost, past service cost and gains and losses on reductions and compensations).
–
Interest expenses.
–
Remeasurements.

The Company presents the first two components of defined benefit cost as an expense in the cost of services. The reduction and early liquidation of obligations are recognized as past service costs.

Contributions to benefit plans of defined contribution retirement are recognized as expenses overtime as the employees render services that give them the right to contributions.

Remeasurements of the net defined benefit liability, which comprises actuarial gains and losses and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in Other Comprehensive Income.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Any liability for compensation / vendors is recognized when the Company can no longer withdraw the offer of compensation which creates a constructive obligation and / or when the Company recognizes related restructuring costs.

Revenue recognition
n.
Revenue recognition –Aeronautical and non-aeronautical revenues are recognized at their fair value, in the same period subsequent to the time passengers depart, planes land or other services are provided, as applicable considering that the events that occur and services that are rendered in any given month are invoiced and recognized within that same month.

– Aeronautical services – The majority of the revenues in México are derived from rendering aeronautical services, related to the use of airport facilities by airlines and passengers. These revenues are regulated by the SICT through a “maximum rate” per “workload unit.” The maximum rate is the maximum amount of revenues per workload unit that may be earned at an airport each year from regulated revenue sources. A workload unit is currently equivalent to one terminal passenger (excluding passengers in transit) or 100 kilograms (220 pounds) of cargo. Moreover, in MBJA and PACKAL aeronautical revenues correspond to the fee for passengers and security, which are collected by airlines who also invoice other charges for landing and parking aircraft.

– Revenues from non-aeronautical services – Revenues from non-aeronautical services consist mainly of leasing of commercial space at the airport terminals (other than space deemed essential to airline operations), car parking, access fees charged to third parties providing food catering and other services at the airports, other miscellaneous revenues and royalties for the use of Company´s brands.

Commercial space within the terminals is leased through operating lease agreements, based on either a monthly fixed rent variable charges based on the higher between a minimum monthly rent or a percentage of the lessee’s monthly revenues. Rental income from the Company’s leases is recognized on a straight-line basis over the term of the relevant lease.

– Revenues and cost of improvements to concession assets – In conformity with IFRIC 12, the Company recognizes revenues and the associated costs of improvements to concession assets which it is obligated to perform at the airports as established by the MDP. Revenues represent the value of the exchange between the Company and the government with respect to the improvements, given that the Company constructs or provides improvements to the airports as obligated under the MDP and in exchange, the government grants the Company the right to obtain benefits for services provided using those assets. The Company has determined that its obligations per the MDP should be considered to be a revenue-earning activity as all expenditures incurred to fulfill the MDP are included in the maximum tariff it charges its customers and therefore it recognizes the revenue and expense in profit or loss when the expenditures are performed. The cost for such additions and improvements to concession assets is based on actual costs incurred by the Company in the execution of the additions or improvements, considering the investment requirements in the MDP. Through bidding processes, the Company contracts third parties to carry out such construction.

The amount of revenues for these services are equal to the amount of costs incurred, as the Company does not obtain any profit margin for these construction services. The services are contracted with independent third parties, and the assignment of its execution is carried out through a bidding process.

Foreign currency transactions
o.
Foreign currency transactions – Transactions in currencies other than the functional currency of the Company (foreign currencies) are recognized using exchange rates prevailing on the dates in which the transactions occur. At the end of each reporting period, monetary items denominated in foreign currencies are converted at the exchange rates prevailing at that time.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rates prevailing at the date of the consolidated financial statements. Exchange fluctuations are recorded in the results of the period within the financial costs and presented as exchange gain or loss, on a net basis in the consolidated profit or loss and other comprehensive income.

Non-monetary items that are measured at historical cost in a foreign currency are converted at the exchange rate at the date of the transaction.

Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

However, currency translation reserve arising from the translation of the following items are recognized in OCI:

– an investment in equity securities designated as at FVOCI;

– a financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective;

– and qualifying cash flow hedges to the extent that the hedges are effective.

Conversion of foreign operations
p.
Conversion of foreign operations – The assets and liabilities of foreign operations and the fair value adjustments arising from the acquisition, are translated at the exchange rates prevailing at the reporting date. Revenues and expenses of foreign operations are translated at the average exchange rate for the period of transactions.

The differences associated with foreign currency translation of foreign operations to the presentation currency (pesos) are recognized in other comprehensive income and presented in the foreign currency translation reserve in equity.

Income taxes
q.
Income taxes – Current income tax is recorded in the income statement of the year in which it is incurred. The expense for income taxes includes both the current tax and deferred tax. Deferred and current tax are recognized in the consolidated statement of profit or loss, except when they are related to items recognized in other comprehensive income, or directly in equity, in which case the deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

Current tax expense is the tax payable that is determined for the year, using tax rates enacted or substantially enacted at the reporting date, plus any adjustment to tax payable in respect of previous years. Taxable income differs from profit or loss "income before income taxes" reported in the consolidated statements of comprehensive income because there are items of income or expense that are taxable or deductible in other years and items that will never be taxable or deductible.

Deferred income tax is calculated by applying the statutory rate for temporary differences, resulting from comparing the accounting and tax assets and liabilities, and when applicable, the benefits from tax loss carryforwards (that are paid in previous years and expected to be recovered in future periods in accordance with the rules established in the tax laws, to the extent that it is probable the existence of future taxable profit that can be applied against such tax benefits) and certain tax credits.

The Company has determined that the overall minimum tax payable under the Pillar 2 model of the Organization for Economic Cooperation and Development's Inclusive Framework on Base Erosion and Profit Shifting (Pillar 2 income taxes) falls within the regulatory framework of IAS 12 Income Taxes. The Company has determined that the effects indicated by the standard would not be applicable to it and in case of occurrence would be before the application of the temporary mandatory exemption of the deferred tax accounting for the impacts of the complementary tax and would account for it as a current tax when it is incurred.

The rates applied to determine the deferred tax are those that correspond to the year in which it is expected the reversal of the temporary difference.

The Company did not recognize deferred taxes for the following items:

– Initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor tax results.

– Differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future and where the Company has the power to control the reversal date.

– At the time of any transaction, that does not affect the accounting or tax result and does not give rise to temporary differences, taxable and deductible.

Earnings per share
r.
Earnings per share – Basic earnings per common share are calculated by dividing consolidated net income by the weighted average number of outstanding shares during the period, adjusted by repurchased shares retained in treasury. The Company does not have any potentially diluted shares; and therefore, basic and diluted earnings per share are the same.

Finance cost and finance income
s.
Finance cost and finance income – Finance income comprises interest income from investments in debt securities, changes in the market value of financial assets at FVTPL and gains on hedging instruments that are recognized in the consolidated statements of comprehensive income, among other concepts. Interest income is recognized when it is probable that the economic benefits will flow to the Company and the amount can be reliably measured. Interest income is recorded on a regular basis, with reference to the capital invested and the effective interest rate.

Finance cost comprise interest costs of loans net of interest cost capitalized on qualifying assets, changes in the market value of profit or loss and financial assets at FVTPL, losses on hedging instruments that are recognized in the consolidated statement of profit or loss comprehensive income, interest paid to the tax authorities, among other items. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the consolidated statement of profit or loss comprehensive income, using the effective interest method.

The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

–
the gross carrying amount of the financial asset; or
–
the amortized cost of the financial liability.

Operating segments
t.
Operating segments – An operating segment is a component of the Company:1) that is engaged in business activities from which it may earn revenue and incur expenses, including revenues and expenses relating to transactions with other components of the Company, 2) whose operating results are regularly reviewed by Company’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and 3) for which discrete financial information is available. The Company has determined that its Chief Executive Officer is its CODM. Each of the airports of the Company represents an operating segment. The Company has determined that its reportable segment, based on quantitative thresholding testing, to be the Guadalajara, Tijuana, Puerto Vallarta, San José del Cabo, Montego Bay, Hermosillo and Guanajuato airports. The operating segment information relating to the remaining seven airports are combined and reported under the “Other airports”. The corresponding information related with SIAP (a company that provides highly qualified professional services), CORSA (a company that provides specialized operational services in aeronautical industry), PCP (a company that manages the parking lot operation), ADP (company that provides commercial services), IEM (a company subleasing the cargo operation areas and hangars), AHP (company that manages the operation of hotels), Fundación GAP, DCA, as well as the Company’s own operation (including investments in subsidiaries), was combined and included under the “Other Companies”. Segment profit and loss is determined based on income before income taxes. The accounting policies used in reporting segment information are the same as those used in the preparation of these consolidated financial statements, except for those investments in subsidiaries that are accounted for under the equity method for purposes of determining segment assets and segment profit and loss reported under the “Other Companies”.

Cash flow statement
u.
Cash flow statement – The Company presents cash flows from operating activities using the indirect method, in which the net income is adjusted for the effects of transactions that do not require cash flows including those associated with investing and financing activities. Additionally, the Company has elected to present cash paid for interest as part of the financing activities and cash received from interest income as part of its operating activities.